Subsequent Events - Schedule of Outstanding Shares Prior to Stock Split (Detail) - shares	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Outstanding shares		17,891,131,350	17,891,131,350
Major ordinary share transactions prior to stock split [member]
Disclosure of non-adjusting events after reporting period [line items]
Outstanding shares	2,100,832,262
% of the capital stock	100.00%
% of rdinary shares with full voting rights	100.00%
Major ordinary share transactions prior to stock split [member] | Series A shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.
Outstanding shares	992,078,519
% of the capital stock	47.223%
% of rdinary shares with full voting rights	62.964%
Major ordinary share transactions prior to stock split [member] | Series D shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Wholly-owned subsidiaries of The Coca-Cola Company
Outstanding shares	583,545,678
% of the capital stock	27.777%
% of rdinary shares with full voting rights	37.036%
Major ordinary share transactions prior to stock split [member] | Series L share [member]
Disclosure of non-adjusting events after reporting period [line items]
Shareholders	Public float
Outstanding shares	525,208,065
% of the capital stock	25.00%
% of rdinary shares with full voting rights	0.00%